Acquisitions And Divestitures (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Knaack Member	Sep. 30, 2011 Heating Elements Unit Member	Sep. 30, 2011 Heating Elements Unit Member	Sep. 30, 2012 Avtron Loadbank and Marine Controls Business [Member]	Sep. 30, 2011 Avocent And Chloride Member	Sep. 30, 2010 Avocent And Chloride Member	Sep. 30, 2010 Landesk Member	Sep. 30, 2010 Appliance Motors And US Commercial And Industrial Motors Member	Sep. 30, 2010 Appliance Motors And US Commercial And Industrial Motors Member
Business Acquisitions and Divestitures [Line Items]
Purchases of businesses, net of cash and equivalents acquired									$ 187,000,000	$ 232,000,000	$ 2,843,000,000						$ 2,615,000,000
Cash Acquired from Acquisition									5,000,000	2,000,000	150,000,000
Annualized Sales									115,000,000	100,000,000	1,100,000,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount	94,000,000				125,000,000				94,000,000	125,000,000	1,633,000,000						1,509,000,000
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	36,000,000				0				36,000,000	0
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets	82,000,000				75,000,000				82,000,000	75,000,000	1,166,000,000						1,071,000,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									9 years	12 years	10 years
Disposal Group, Including Discontinued Operation, Goodwill																			44,000,000	44,000,000
Disposal Group, Including Discontinued Operation, Other Noncurrent Assets																			47,000,000	47,000,000
Percent of Entity Acquired															100.00%	100.00%
Disposal Group Including Discontinued Operations Working Capital																			98,000,000
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net																			152,000,000	152,000,000
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt											169,000,000						165,000,000
Gain on sale of business, net of tax														21,000,000				12,000,000	155,000,000
Gain on sale of business, income tax														30,000,000				10,000,000	126,000,000
Net earnings (loss), excluding divestiture gain																		(19,000,000)
Net Sales	6,700,000,000	6,484,000,000	5,919,000,000	5,309,000,000	6,545,000,000	6,288,000,000	5,854,000,000	5,535,000,000	24,412,000,000	24,222,000,000	21,039,000,000	95,000,000	12,000,000				373,000,000			827,000,000
Net Income (Loss) Attributable to Parent	282,000,000	770,000,000	545,000,000	371,000,000	761,000,000	683,000,000	556,000,000	480,000,000	1,968,000,000	2,480,000,000	2,164,000,000	7,000,000	1,000,000				(73,000,000)			38,000,000
Pro forma sales																	21,600,000,000
Pro forma earnings																	2,100,000,000
Proceeds from Divestiture of Businesses									125,000,000	103,000,000	846,000,000	114,000,000		73,000,000				230,000,000	622,000,000
(Gain) Loss on sale of business, net of tax									(5,000,000)	25,000,000	167,000,000	5,000,000
Disposal Group Tax Effect Of Income (Loss)												$ 3,000,000